SECURITIES AVAILABLE FOR SALE (Schedule of Securities With Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 49,077	$ 12,133	$ 49,077	$ 55,113	$ 10
Less than 12 Months, Unrealized Losses	(1,557)	(52)	(1,557)	(1,807)	(9)
12 Months or Longer, Fair Value	5,084	22,550	5,084
12 Months or Longer, Unrealized Losses	(416)	(641)	(416)
Total Securities, Fair Value	54,161	34,683	54,161	55,113	10
Total Securities, Unrealized Losses	(1,973)	(693)	(1,973)	(1,807)	(9)
States and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	7,302	1,078	7,302	7,293
Less than 12 Months, Unrealized Losses	(238)	(8)	(238)	(258)
12 Months or Longer, Fair Value		0
12 Months or Longer, Unrealized Losses		0	0
Total Securities, Fair Value	7,302	1,078	7,302	7,293
Total Securities, Unrealized Losses	(238)	(8)	(238)	(258)
U.S. Government agencies and sponsored entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	20,916	1,003	20,916	26,112	10
Less than 12 Months, Unrealized Losses	(844)	(3)	(844)	(1,164)	(9)
12 Months or Longer, Fair Value	5,084	16,754	5,084
12 Months or Longer, Unrealized Losses	(416)	(496)	(416)
Total Securities, Fair Value	26,000	17,757	26,000	26,112	10
Total Securities, Unrealized Losses	(1,260)	(499)	(1,260)	(1,164)	(9)
FHLMC [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	10,769	2,314	10,769	6,696
Less than 12 Months, Unrealized Losses	(134)	(3)	(134)	(100)
12 Months or Longer, Fair Value		1,757
12 Months or Longer, Unrealized Losses		(32)	0
Total Securities, Fair Value	10,769	4,071	10,769	6,696
Total Securities, Unrealized Losses	(134)	(35)	(134)	(100)
FNMA [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	6,479	5,983	6,479	11,118
Less than 12 Months, Unrealized Losses	(118)	(12)	(118)	(114)
12 Months or Longer, Fair Value		951
12 Months or Longer, Unrealized Losses		(27)	0
Total Securities, Fair Value	6,479	6,934	6,479	11,118
Total Securities, Unrealized Losses	(118)	(39)	(118)	(114)
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	3,611	1,755	3,611	3,894
Less than 12 Months, Unrealized Losses	(223)	(26)	(223)	(171)
12 Months or Longer, Fair Value		3,088
12 Months or Longer, Unrealized Losses		(86)	0
Total Securities, Fair Value	3,611	4,843	3,611	3,894
Total Securities, Unrealized Losses	$ (223)	$ (112)	$ (223)	$ (171)